UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           --------------------------------------------------------
Address:   c/o Neptune Capital Management, L.L.C.
           --------------------------------------------------------
           237 Park Avenue, Suite 900
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  028-05331
                       ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gulbir Madan
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-838-0870
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Gulbir Madan           New York, New York               08/14/00
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name



         ----------             --------------------------

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------
0
Form 13F Information Table Value Total:        $278,645
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


       1                                   Neptune Capital Management, L.L.C.
    ------            -------             -----------------------------------
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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALLIANCE SEMICONDUCTOR CORP       COM            01877H100   11,594    472,000 SH       SHARED-DEFINED  1           472,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC DEL            COM            02364J104    7,903    150,000 SH       SHARED-DEFINED  1           150,000
-----------------------------------------------------------------------------------------------------------------------------------
AMPHENOL CORP NEW                 CL A           032095101    4,964     75,000 SH       SHARED-DEFINED  1            75,000
-----------------------------------------------------------------------------------------------------------------------------------
B2B INTERNET HOLDRS TR            DEPOSTRY RCPT  056033103    3,060     74,300 SH       SHARED-DEFINED  1            74,300
-----------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP                     CL A           111320107   26,273    120,000 SH       SHARED-DEFINED  1           120,000
-----------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS SYS INC    COM            111621108   14,330     78,100 SH       SHARED-DEFINED  1            78,100
----------------------------------------------------------------------------------------------------------------------------------
COMPAQ COMPUTER CORP              COM            204493100   11,503    450,000 SH       SHARED-DEFINED  1           450,000
-----------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC              COM            207142100    4,863    100,000 SH       SHARED-DEFINED  1           100,000
-----------------------------------------------------------------------------------------------------------------------------------
CORNING INC                       COM            219350105   13,494     50,000 SH       SHARED-DEFINED  1            50,000
-----------------------------------------------------------------------------------------------------------------------------------
COVAD COMMUNICATIONS GROUP INC    COM            222814204    2,543    157,700 SH       SHARED-DEFINED  1            38,100
-----------------------------------------------------------------------------------------------------------------------------------
CYMER INC                         COM            232572107    4,775    100,000 SH       SHARED-DEFINED  1           100,000
-----------------------------------------------------------------------------------------------------------------------------------
ERICSSON L M TEL CO               ADR CL B SEK10 294821400    5,552    277,600 SH       SHARED-DEFINED  1           277,600
-----------------------------------------------------------------------------------------------------------------------------------
FUTURELINK CORP                   COM NEW        36114Q208       84     11,700 SH       SHARED-DEFINED  1            11,700
-----------------------------------------------------------------------------------------------------------------------------------
HI / FN INC                       COM            428358105      244      5,500 SH       SHARED-DEFINED  1             5,500

-----------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC                     COM            45678T102    9,669    175,000 SH       SHARED-DEFINED  1           175,000
-----------------------------------------------------------------------------------------------------------------------------------
INKTOMI CORP                      COM            457277101    8,869     75,000 SH       SHARED-DEFINED  1            75,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        COM            458140100   10,027     75,000 SH       SHARED-DEFINED  1            75,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS      COM            459200101    6,245     57,000 SH       SHARED-DEFINED  1            57,000
-----------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC              COM            48203R104   17,468    120,000 SH       SHARED-DEFINED  1           120,000
-----------------------------------------------------------------------------------------------------------------------------------
LTX CORP                          COM            502392103    3,948    113,000 SH       SHARED-DEFINED  1           113,000
-----------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP                 COM            512807108    3,750    100,000 SH       SHARED-DEFINED  1           100,000
-----------------------------------------------------------------------------------------------------------------------------------
MAXIM INTEGRATED PRODS INC        COM            57772K101    8,648    127,300 SH       SHARED-DEFINED  1           127,300
-----------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                        SPONSORED ADR  654902204    7,690    154,000 SH       SHARED-DEFINED  1           154,000
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC                           COM            629407107    2,653     44,300 SH       SHARED-DEFINED  1            44,300
-----------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC                    COM            69344F106   14,926     84,000 SH       SHARED-DEFINED  1            84,000
-----------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC                    COM            712713106    1,360     81,200 SH       SHARED-DEFINED  1            81,200
-----------------------------------------------------------------------------------------------------------------------------------
QLOGIC CORP                       COM            747277101   11,561    175,000 SH       SHARED-DEFINED  1           175,000
-----------------------------------------------------------------------------------------------------------------------------------
RAMBUS INC DEL                    COM            750917106      215     16,600 SH       SHARED-DEFINED  1            16,600
-----------------------------------------------------------------------------------------------------------------------------------
SAGE INC                          COM            786632109    1,943    150,200 SH       SHARED-DEFINED  1           150,200
-----------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                      COM            80004C101    3,696     60,400 SH       SHARED-DEFINED  1            60,400
-----------------------------------------------------------------------------------------------------------------------------------
SONERA GROUP PLC                  SPONSORED ADR  835433202     4,894   106,400 SH       SHARED-DEFINED  1           106,400
-----------------------------------------------------------------------------------------------------------------------------------
SPEEDFAM-IPEC INC                 COM            847705100       211    11,600 SH       SHARED-DEFINED  1            11,600
-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MFG LTD      SPONSORED ADR  874039100     3,701    95,500 SH       SHARED-DEFINED  1            95,500
-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MFG LTD      SPONSORED ADR  874039209     7,957   205,000 SH       SHARED-DEFINED  1           205,000

-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC          COM            879433100     3,509    35,000 SH       SHARED-DEFINED  1            35,000
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC                  COM            882508104     4,739    69,000 SH       SHARED-DEFINED  1            69,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM INC               CL A           913247508     3,576    76,500 SH       SHARED-DEFINED  1            76,500
-----------------------------------------------------------------------------------------------------------------------------------
UTSTARCOM INC                     COM            918076100     5,012   165,000 SH       SHARED-DEFINED  1           165,000
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO               COM            923436109    18,648   165,000 SH       SHARED-DEFINED  1           165,000
-----------------------------------------------------------------------------------------------------------------------------------
VODAPHONE AIRTOUCH PLC            SPONSORED ADR  92857T107     2,548    61,500 SH       SHARED-DEFINED  1            61,500
-----------------------------------------------------------------------------------------------------------------------------------